Shareholder Report, Holdings (Details) - C000259933	Jun. 30, 2025
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	13.90%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	7.10%
FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	6.70%
FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_28414H103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%